Inventories, Net - Summary of Analysis of Inventories (Detail) $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Classes of current inventories [abstract]
Mobile phones, accessories, computers, TVs, cards and other materials	$ 43,723,492		$ 42,262,511
Less: Reserve for obsolete and slow-moving inventories	(3,418,130)		(3,452,946)
Total	$ 40,305,362	$ 2,048	$ 38,809,565